Note 5 - Property and Equipment (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 612,736	$ 520,838	$ 385,210
Depreciation expense within cost of goods sold	$ 2,352	$ 13,877	$ 0